Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,314,067	$ 168,893	$ 1,314,067
Less: Accumulated depreciation	1,290,091	165,835	1,285,740
Net book value	23,976	3,058	28,327
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	6,968	896	6,968
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	125,835	16,173	125,835
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment gross	$ 1,181,264	$ 151,824	$ 1,181,264